Share-based payments transactions - ZigZag MIP (Details) - ZigZag MIP € in Millions, share in Millions		12 Months Ended
	Mar. 05, 2021 share £ / shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in GBP per share) | £ / shares	£ 1.0
Discount rate	11.90%
Expense from cash-settled share-based payment transactions | €		€ 3.6	€ 0.0
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | share	4.8